Related Party Transactions - Narrative (Details) $ in Millions		3 Months Ended		9 Months Ended
	Dec. 20, 2022	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jan. 03, 2023
Related Party Transaction [Line Items]
Reinsurance, profit commission, percentage				0.200
Reinsurance, profit commission, hurdle rate of return, percentage				0.050
Related Party
Related Party Transaction [Line Items]
Other receivables		$ 320.4		$ 320.4		$ 174.8
Amounts due to The Fidelis Partnership		641.9		$ 641.9		$ 457.7
Framework Agreement | Related Party
Related Party Transaction [Line Items]
Related party transaction, agreement duration	10 years
Reinsurance, ceded commission, percentage				0.115
Property management fee, percent fee				3.00%
Reinsurance premiums, percentage				1.00%
Insurance commissions		36.8	$ 34.4	$ 90.6	$ 89.6
Payments for commissions		28.2		63.5
Recovery of commissions			31.7		15.5
Framework Agreement | Related Party | Income Statement Location [Axis]: us-gaap:GeneralAndAdministrativeExpense
Related Party Transaction [Line Items]
Costs and expenses, related party		1.6	1.2	3.9	3.0
Framework Agreement | Related Party | Income Statement Location [Axis]: fihl:PolicyAcquisitionExpense
Related Party Transaction [Line Items]
Insurance commissions		$ 2.7	$ 13.5	$ 9.5	$ 46.8
Framework Agreement | Related Party | Third Party Managing General Underwriters
Related Party Transaction [Line Items]
Reinsurance, ceded commission, percentage				0.030
Group | Framework Agreement | Related Party | Fidelis MGU
Related Party Transaction [Line Items]
Subsidiary, ownership percentage, noncontrolling owner							9.90%